Debt - Future maturities of long-term debt and amortization of debt issuance cost (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 8,774
2023	7,207
2024	7,215
2025	7,391
2026	31,300
Thereafter	596,925
Long-term Debt, Total	658,812
Debt Issuance Costs, Net [Abstract]
2022	1,769
2023	1,817
2024	1,708
2025	1,912
2026	1,964
Thereafter	4,094
Debt Issuance Costs	$ 13,264	$ 16,684